SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

Basis of consolidation

        These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries and entities in which it has a controlling financial interest after the elimination of intercompany accounts and transactions. The Company has a controlling financial interest if it owns a majority of the outstanding voting common stock or has significant control over an entity through contractual arrangements or economic interests of which the Company is the primary beneficiary.

Cash and cash equivalents

Cash and cash equivalents

        Cash and cash equivalents include cash on hand and short-term investments in money market instruments with remaining maturities of three months or less at the date of purchase. Short-term investments are designated as held to maturity for accounting purposes and are carried at amortized cost, which approximates market value given the short-term nature of these investments. Agnico-Eagle places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

Inventories

Inventories

        Inventories consist of ore stockpiles, concentrates, dore bars and supplies. Amounts are removed from inventory based on average cost. The current portion of stockpiles, ore on leach pads and inventories are determined based on the expected amounts to be processed within the next 12 months. Stockpiles, ore on leach pads and inventories not expected to be processed within the next 12 months are classified as long term.

Stockpiles

        Stockpiles consist of coarse ore that has been mined and hoisted from underground or delivered from an open pit that is available for further processing and in-stope ore inventory in the form of drilled and blasted stopes ready to be mucked and hoisted to the surface. The stockpiles are measured by estimating the tonnage, contained ounces (based on assays) and recovery percentages (based on actual recovery rates achieved for processing similar ore). Specific tonnages are verified and compared to original estimates once the stockpile is milled. Ore stockpiles are valued at the lower of net realizable value and mining costs incurred up to the point of stockpiling the ore. The net realizable value of stockpiled ore is assessed by comparing the sum of the carrying value plus future processing and selling costs to the expected revenue to be earned, which is based on the estimated volume and grade of stockpiled ore.

        Mining costs include all costs associated with mining operations and are allocated to each tonne of stockpiled ore. Costs fully absorbed into inventory values include direct and indirect materials and consumables, direct labour, utilities and amortization of mining assets incurred up to the point of stockpiling the ore. Royalty expenses and production taxes are included in production costs, but are not capitalized into inventory. Stockpiles are generally processed within twelve months of extraction, with the exception of certain amounts of the Pinos Altos mine's, Kittila mine's and Meadowbank mine's ore stockpiles. Due to the structure of these ore bodies, a significant amount of drilling and blasting is incurred in the early years of its mine life, which results in a long-term stockpile. The decision to process stockpiled ore is based on a net smelter return analysis. The Company processes its stockpiled ore if its estimated revenue, on a per tonne basis and net of estimated smelting and refining costs, is greater than the related mining and milling costs. The Company has never elected to not process stockpiled ore and does not anticipate departing from this practice in the future. Stockpiled ore on the surface is exposed to the elements, but the Company does not expect its condition to deteriorate significantly as a result.

        Pre-production stripping costs are capitalized until an "other than de minimis" level of mineral is produced, after which time such costs are either capitalized to inventory or expensed. The Company considers various relevant criteria to assess when an "other than de minimis" level of mineral is produced. The criteria considered include: (1) the number of ounces mined compared to total ounces in mineral reserves; (2) the quantity of ore mined compared to the total quantity of ore expected to be mined over the life of the mine; (3) the current stripping ratio compared to the expected stripping ratio over the life of the mine; and (4) the ore grade compared to the expected ore grade over the life of the mine.

Concentrates and dore bars

        Concentrates and dore bar inventories consist of concentrates and dore bars for which legal title has not yet passed to third-party smelters. Concentrates and dore bar inventories are measured based on assays of the processed concentrates and are valued based on the lower of net realizable value and the fully absorbed mining and milling costs associated with extracting and processing the ore.

Supplies

        Supplies, consisting of mine stores inventory, are valued at the lower of average cost and replacement cost.

Mining properties, plant and equipment and mine development costs

Mining properties, plant and equipment and mine development costs

        Significant payments related to the acquisition of land and mineral rights are capitalized as mining properties at cost. If a mineable ore body is discovered, such costs are amortized to income when production begins, using the unit-of-production method, based on estimated proven and probable reserves. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined that the property has no future economic value.

        Expenditures for new facilities and improvements that can extend the useful lives of existing facilities are capitalized as plant and equipment at cost. Interest costs incurred for the construction of significant projects are capitalized.

        Mine development costs incurred after the commencement of production are capitalized or deferred to the extent that these costs benefit the entire ore body. Costs incurred to access single ore blocks are expensed as incurred; otherwise, such vertical and horizontal developments are classified as mine development costs.

        Agnico-Eagle records amortization on both plant and equipment and mine development costs used in commercial production on a unit-of-production basis based on the estimated tonnage of proven and probable mineral reserves of the mine. The unit-of-production method defines the denominator as the total proven and probable tonnes of reserves.

        Repairs and maintenance expenditures are charged to income as production costs. Assets under construction are not depreciated until the end of the construction period. Upon achieving commercial production, the capitalized construction costs are transferred to the various categories of plant and equipment.

        Mineral exploration costs are charged to income in the year in which they are incurred. When it is determined that a mining property can be economically developed as a result of established proven and probable reserves, the costs of drilling and development to further delineate the ore body on such property are capitalized. The establishment of proven and probable reserves is based on results of final feasibility studies, which indicate whether a property is economically feasible. Upon commencement of the commercial production of a development project, these costs are transferred to the appropriate asset category and are amortized to income using the unit-of-production method mentioned above. Mine development costs, net of salvage values, relating to a property that is abandoned or considered uneconomic for the foreseeable future are written off.

        The carrying values of mining properties, plant and equipment and mine development costs are reviewed periodically, when impairment factors exist, for possible impairment, based on the future undiscounted net cash flows of the operating mine or development property. If it is determined that the estimated net recoverable amount is less than the carrying value, then a write down to the estimated fair value amount is made with a charge to income. Estimated future cash flows of an operating mine or development property include estimates of recoverable ounces of gold based on proven and probable reserves. To the extent that economic value exists beyond the proven and probable reserves of an operating mine or development property, this value is included as part of the estimated future cash flows. Estimated future cash flows also involve estimates regarding metal prices (considering current and historical prices, price trends and related factors), production levels, capital and reclamation costs, and related income and mining taxes, all based on detailed engineering life-of-mine plans. Cash flows are subject to risks and uncertainties and changes in the estimates of the cash flows may affect the recoverability of long-lived assets.

Goodwill

Goodwill

        Business combinations are accounted for using the purchase method whereby assets and liabilities acquired are recorded at their fair values as of the date of acquisition and any excess of the purchase price over such fair values is recorded as goodwill. As of the date of acquisition, goodwill is allocated to reporting units by determining estimates of the fair value allocated to each reporting unit and comparing this amount to the fair values of identifiable assets and liabilities allocated to each reporting unit. Goodwill is not amortized.

        The Company performs goodwill impairment tests on an annual basis as well as when events and circumstances indicate that the carrying amounts may no longer be recoverable. In performing the impairment tests, the Company estimates the fair values of its reporting units that include goodwill and compares those fair values to the reporting units' carrying amounts. If a reporting unit's carrying amount exceeds its fair value, the Company compares the implied fair value of the reporting unit's goodwill to the carrying amount and any excess of the carrying amount of goodwill over the implied fair value is charged to income.

Financial instruments

Financial instruments

        From time to time, Agnico-Eagle uses derivative financial instruments, primarily option and forward contracts, to manage exposure to fluctuations in byproduct metal prices, interest rates and foreign currency exchange rates. Agnico-Eagle does not hold financial instruments or derivative financial instruments for trading purposes.

        The Company recognizes all derivative financial instruments in the consolidated financial statements at fair value regardless of the purpose or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in the consolidated statement of income (loss) or in shareholders' equity as a component of accumulated other comprehensive income (loss), depending on the nature of the derivative financial instrument and whether it qualifies for hedge accounting. Financial instruments designated as hedges are tested for effectiveness on a quarterly basis. Gains and losses on those contracts that are proven to be effective are reported as a component of the related transaction.

Revenue recognition

Revenue recognition

        Revenue is recognized when the following conditions are met:

    (a)
    persuasive evidence of an arrangement to purchase exists;

    (b)
    the price is determinable;

    (c)
    the product has been delivered; and

    (d)
    collection of the sales price is reasonably assured.

        Revenue from gold and silver in the form of dore bars is recorded when the refined gold or silver is sold and delivered to the customer. Generally, all the gold and silver in the form of dore bars recovered in the Company's milling process is sold in the period in which it is produced.

        Under the terms of the Company's concentrate sales contracts with third-party smelters, final prices for the metals contained in the concentrate are set based on the prevailing spot market metal prices on a specified future date, which is based on the date that the concentrate is delivered to the smelter. The Company records revenues under these contracts based on forward prices at the time of delivery, which is when transfer of legal title to concentrate passes to the third-party smelters. The terms of the contracts result in differences between the recorded estimated price at delivery and the final settlement price. These differences are adjusted through revenue at each subsequent financial statement date.

        Revenues from mining operations consist of gold revenues, net of smelting, refining, transportation and other marketing charges. Revenues from byproduct metals sales are shown, net of smelter charges, as part of revenues from mining operations.

Foreign currency translation

Foreign currency translation

        The functional currency for each of the Company's operations is the US dollar. Monetary assets and liabilities of Agnico-Eagle's operations denominated in a currency other than the US dollar are translated into US dollars using the exchange rate in effect at year end. Non-monetary assets and liabilities are translated at historical exchange rates while revenues and expenses are translated at the average exchange rate during the year, with the exception of amortization, which is translated at historical exchange rates. Exchange gains and losses are included in income except for gains and losses on foreign currency contracts used to hedge specific future commitments in foreign currencies. Gains and losses on these contracts are accounted for as a component of the related hedge transactions.

Reclamation costs

Reclamation costs

        On an annual basis, the Company assesses cost estimates and other assumptions used in the valuation of Asset Retirement Obligations ("ARO") at each of its mineral properties to reflect events, changes in circumstances and new information available. Changes in these cost estimates and assumptions have a corresponding impact on the fair value of the ARO. For closed mines, any change in the fair value of AROs results in a corresponding charge or credit within other expenses, whereas at operating mines the charge is recorded as an adjustment to the carrying amount of the corresponding asset. AROs arise from the acquisition, development, construction and normal operation of mining property, plant and equipment due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The major parts of the carrying amount of AROs relate to tailings and heap leach pad closure/rehabilitation; demolition of buildings/mine facilities; ongoing water treatment; and ongoing care and maintenance of closed mines. The fair values of AROs are measured by discounting the expected cash flows using a discount factor that reflects the credit-adjusted risk-free rate of interest. The Company prepares estimates of the timing and amount of expected cash flows when an ARO is incurred. Expected cash flows are updated to reflect changes in facts and circumstances. The principal factors that can cause expected cash flows to change are: the construction of new processing facilities; changes in the quantities of material in reserves and a corresponding change in the life of mine plan; changing ore characteristics that have an impact on required environmental protection measures and related costs; changes in water quality that have an impact on the extent of water treatment required; and changes in laws and regulations governing the protection of the environment. When expected cash flows increase, the revised cash flows are discounted using a current discount factor; whereas when expected cash flows decrease, the reduced cash flows are discounted using the historical discount factor used in the original estimation of the expected cash flows, and then in both cases any change in the fair value of the ARO is recorded. Agnico-Eagle records the fair value of an ARO when it is incurred. AROs are adjusted to reflect the passage of time (accretion), which is calculated by applying the discount factor implicit in the initial fair value measurement to the beginning of period carrying amount of the ARO. For producing mines, accretion expense is recorded in the cost of goods sold each period. Upon settlement of an ARO, Agnico-Eagle records a gain or loss if the actual cost differs from the carrying amount of the ARO. Settlement gains/losses are recorded in other (income) expenses.

        Environmental remediation liabilities are differentiated from AROs in that they do not arise from environmental contamination in the normal operation of a long-lived asset or from a legal obligation to treat environmental contamination resulting from the acquisition, construction, or development of a long-lived asset. The Company is required to recognize a liability for obligations associated with environmental remediation liabilities arising from past acts.

        Other environmental remediation costs that are not AROs or environmental remediation liabilities as defined by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 410-20 — Asset Retirement Obligations and 410-30 — Environmental Obligations, respectively, are expensed as incurred.

Income and mining taxes

Income and mining taxes

        Agnico-Eagle follows the liability method of tax allocation for accounting for income taxes. Under this method of tax allocation, deferred income and mining tax bases of assets and liabilities are measured using the enacted tax rates and laws expected to be in effect when the differences are expected to reverse.

        The Company's operations involve dealing with uncertainties and judgments in the application of complex tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with taxation authorities in various jurisdictions and resolution of disputes arising from federal, provincial, state and international tax audits. The Company recognizes the effect of uncertain tax positions and records tax liabilities for anticipated tax audit issues in Canada and other tax jurisdictions where it is more likely than not based on technical merits that the position would not be sustained. The Company recognizes the amount of any tax benefits that have a greater than 50 percent likelihood of being ultimately realized upon settlement.

        Changes in judgment related to the expected ultimate resolution of uncertain tax positions are recognized in the year of such changes. Accrued interest and penalties related to unrecognized tax benefits are recorded in income tax expense when incurred. The Company adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company's current estimate of the tax liabilities. If the Company's estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expenses would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit would result.

Stock based compensation

Stock-based compensation

        Agnico-Eagle has two stock-based compensation plans. The Employee Stock Option Plan and the Incentive Share Purchase Plan are described in note 8(a) and note 8(b), respectively, to the consolidated financial statements. The Company issues common shares to settle its obligations under both plans.

        The Employee Stock Option Plan provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Options have exercise prices equal to the market price on the day prior to the date of grant. The fair value of these options is recognized in the consolidated statements of income (loss) or in the consolidated balance sheets if capitalized as part of property, plant and mine development over the applicable vesting period as a compensation cost. Any consideration paid by employees on exercise of options or purchase of common shares is credited to share capital.

        Fair value is determined using the Black-Scholes option valuation model which requires the Company to estimate the expected volatility of the Company's share price and the expected life of the stock options. Limitations with existing option valuation models and the inherent difficulties associated with estimating these variables create difficulties in determining a reliable single measure of the fair value of stock option grants. The dilutive impact of stock option grants is factored into the Company's reported diluted net income per share.

Net Income per share

Net income (loss) per share

        Basic net income (loss) per share is calculated on net income (loss) for the year using the weighted average number of common shares outstanding during the year. The weighted average number of common shares used to determine diluted net income per share includes an adjustment, using the treasury stock method, for stock options outstanding and warrants outstanding. Under the treasury stock method:

  •
  the exercise of options or warrants is assumed to be at the beginning of the period (or date of issuance, if later);

  •
  the proceeds from the exercise of options or warrants, plus, in the case of options, the future period compensation expense on options granted on or after January 1, 2003, are assumed to be used to purchase common shares at the average market price during the period; and

  •
  the incremental number of common shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) is included in the denominator of the diluted net income per share computation.

Pension costs and obligations and post-retirement benefits

Pension costs and obligations and post-retirement benefits

        In Canada, Agnico-Eagle maintains a defined contribution plan covering all of its employees. The plan is funded by Company contributions based on a percentage of income for services rendered by employees. In addition, the Company has a supplemental plan for designated executives at the level of Vice-President or above. Under this plan an additional 10% of the designated executives' income are contributed by the Company. The Company does not offer any other post-retirement benefits to its employees.

        Agnico-Eagle also provides a non-registered supplementary executive retirement defined benefit plan for certain senior officers (the "Executives Plan"). The Executives Plan benefits are generally based on the employee's years of service and level of compensation. Pension expense related to the Executives Plan is the net of the cost of benefits provided, the interest cost of projected benefits, return on plan assets and amortization of experience gains and losses. Pension fund assets are measured at current fair values. Actuarially determined plan surpluses or deficits, experience gains or losses and the cost of pension plan improvements are amortized on a straight-line basis over the expected average remaining service life of the employee group.

Commercial Production

Commercial production

        The Company assesses each mine construction project to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the nature of each mine construction project, such as the complexity of a plant and its location. The Company considers various relevant criteria to assess when the mine is substantially complete and ready for its intended use and moved into the production stage. The criteria considered include: (1) the completion of a reasonable period of testing of mine plant and equipment; (2) the ability to produce minerals in saleable form (within specifications); and (3) the ability to sustain ongoing production of minerals. When a mine construction project moves into the production stage, the capitalization of certain mine construction costs ceases and costs are either capitalized to inventory or expensed, except for sustaining capital costs related to property, plant and equipment and underground mine development or reserve development.